CONVERTIBLE NOTES RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CONVERTIBLE NOTES RECEIVABLE
Schedule of CONVERTIBLE NOTES RECEIVABLE
	September 30, 2023	December 31, 2022

Heart Water Inc.	$500,000	$100,000
Advanced Magnetic Lab, Inc.	400,000	250,000
Total convertible notes receivable	$900,000	$350,000

	December 31,
	2022	2021

Heart Water Inc.	$100,000	$0
Advanced Magnetic Lab, Inc.	250,000	0
Total convertible notes receivable	$350,000	$0